Schedule of Investments | Aggressive Growth Fund
As of December 31, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 97.2%
	AEROSPACE & DEFENSE - 1.0%
639	TransDigm Group, Inc. *	$395,445

	APPAREL & TEXTILE PRODUCTS - 1.8%
2,579	Deckers Outdoor Corp. *	739,606

	BIOTECH & PHARMA - 5.9%
18,633	Horizon Therapeutics PLC *	1,363,004
6,752	United Therapeutics Corp. *	1,024,886
		2,387,890
	CONTAINERS & PACKAGING - 2.7%
10,961	Crown Holdings, Inc. *	1,098,292

	ELECTRICAL EQUIPMENT - 3.5%
3,686	Fortive Corp.	261,043
2,744	Generac Holdings, Inc. *	624,013
3,671	Trane Technologies PLC	532,882
		1,417,938
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
4,816	Trex Company, Inc. *	403,196

	HEALTH CARE FACILITIES & SERVICES - 3.6%
6,460	Catalent, Inc. *	672,292
4,047	ICON PLC *	789,084
		1,461,376
	HOUSEHOLD PRODUCTS - 2.0%
3,638	Helen of Troy Ltd. *	808,327

	INDUSTRIAL SUPPORT SERVICES - 1.5%
2,646	United Rentals, Inc. *	613,634

	LEISURE FACILITIES & SERVICES - 3.8%
66,212	Bloomin’ Brands, Inc.	1,285,837
692	Domino’s Pizza, Inc.	265,354
		1,551,191
	MACHINERY - 2.9%
9,435	Oshkosh Corp.	812,070
1,376	Parker-Hannifin Corp.	374,836
		1,186,906
	MEDICAL EQUIPMENT & DEVICES - 17.7%
23,345	Avantor, Inc. *	657,162
1,061	DexCom, Inc. *	392,273
9,731	Edwards Lifesciences Corp. *	887,759
1,694	Insulet Corp. *	433,037
14,484	Natera, Inc. *	1,441,448
2,963	Novocure Ltd. *	512,718
2,694	Quidel Corp. *	483,977
3,713	Repligen Corp. *	711,522
1,774	STERIS PLC	336,244
3,259	Teleflex, Inc.	1,341,307
		7,197,447
	RENEWABLE ENERGY - 3.1%
4,359	Enphase Energy, Inc. *	764,874
7,369	Sunrun, Inc. *	511,261
		1,276,135
	RETAIL - CONSUMER STAPLES - 0.8%
4,176	Ollie’s Bargain Outlet Holdings, Inc. *	341,472

Schedule of Investments | Aggressive Growth Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - DISCRETIONARY - 5.5%
5,294	Burlington Stores, Inc. *	$1,384,646
3,585	Carvana Co. *	858,751
		2,243,397
	SEMICONDUCTORS - 12.8%
1,932	KLA Corp.	500,214
1,855	Lam Research Corp.	876,061
35,907	Marvell Technology Group Ltd.	1,707,019
4,239	Monolithic Power System, Inc.	1,552,449
4,539	Teradyne, Inc.	544,181
		5,179,924
	SOFTWARE - 18.1%
1,161	ANSYS, Inc. *	422,372
5,778	Five9, Inc. *	1,007,683
498	HubSpot, Inc. *	197,427
17,373	Rapid7, Inc. *	1,566,350
3,787	RingCentral, Inc. *	1,435,159
1,971	ServiceNow, Inc. *	1,084,898
3,055	Twilio, Inc. *	1,034,117
3,694	Varonis Systems, Inc. *	604,375
		7,352,381
	TECHNOLOGY SERVICES - 9.5%
1,127	EPAM Systems, Inc. *	403,860
7,181	Fidelity National Information Services, Inc.	1,015,824
5,103	Fiserv, Inc. *	581,028
1,207	MarketAxess Holdings, Inc.	688,666
1,678	MSCI, Inc.	749,277
4,020	TransUnion	398,864
		3,837,519

	TOTAL COMMON STOCK (Cost $26,102,733)	39,492,076

	REITs - 1.7%
20,341	Physicians Realty Trust	362,070
9,860	STAG Industrial, Inc.	308,815
	TOTAL REITs (Cost $602,228)	670,885

	MONEY MARKET FUND - 1.1%
460,514	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A) (Cost $460,514)	460,514

	TOTAL INVESTMENTS - 100.0% (Cost $27,165,475)	$40,623,475
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	(2,826)
	NET ASSETS - 100.0%	$40,620,649

*	Non-income producing securities.

PLC - Public Limited Co.

REITs - Real Estate Investment Trusts.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2020.

Schedule of Investments | International Fund
As of December 31, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 98.9%
	AEROSPACE & DEFENSE - 1.7%
48,000	Safran SA (ADR) *	$1,702,080

	AUTOMOTIVE - 4.2%
37,300	Magna International, Inc. - Class A	2,640,840
76,500	Valeo SA (ADR)	1,499,400
		4,140,240
	BANKING - 9.8%
33,839	DBS Group Holdings Ltd. (ADR)	2,573,456
83,000	DNB ASA (ADR) *	1,627,630
21,900	HDFC Bank Ltd. (ADR) *	1,582,494
84,100	ICICI Bank Ltd. (ADR) *	1,249,726
163,000	Itau Unibanco Holding SA (ADR)	992,670
48,600	KBC Group NV (ADR) *	1,695,654
		9,721,630
	CHEMICALS - 1.6%
13,400	Arkema SA (ADR)	1,553,516

	CONSTRUCTION MATERIALS - 2.1%
38,500	Xinyi Glass Holdings Ltd. (ADR)	2,060,520

	CONSUMER SERVICES - 0.5%
2,800	New Oriental Education & Technology Group, Inc. (ADR) *	520,268

	E-COMMERCE DISCRETIONARY - 0.8%
4,400	Pinduoduo, Inc. (ADR) *	781,748

	ELECTRIC UTILITIES - 2.6%
258,000	Enel SpA (ADR)	2,618,700

	ELECTRICAL EQUIPMENT - 1.4%
49,200	Schneider Electric SE (ADR)	1,424,340

	ENGINEERING & CONSTRUCTION - 3.0%
121,000	Vinci SA (ADR)	3,015,320

	FOOD - 3.6%
18,000	Kerry Group PLC (ADR)	2,694,240
40,000	Mowi ASA (ADR)	884,800
		3,579,040
	HEALTH CARE FACILITIES & SERVICES - 1.2%
30,000	Fresenius Medical Care AG & Co. (ADR)	1,246,800

	HOUSEHOLD PRODUCTS - 1.5%
100,000	Kao Corp. (ADR)	1,544,000

	INDUSTRIAL SUPPORT SERVICES - 1.7%
9,000	Ashtead Group PLC (ADR)	1,705,500

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
146,500	Deutsche Boerse AG (ADR)	2,475,850

	INSURANCE - 7.0%
31,100	Ageas (ADR)	1,660,429
52,000	AIA Group Ltd. (ADR)	2,554,760
52,400	Muenchener Rueckversicherungs AG (ADR)	1,556,804
57,600	Sampo Oyj (ADR)	1,240,704
		7,012,697

Schedule of Investments | International Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares		Fair Value

	INTERNET MEDIA & SERVICES - 4.9%
33,000	Naspers Ltd. (ADR)	$1,341,120
66,000	Prosus NV (ADR)	1,431,540
30,200	Yandex NV *	2,101,316
		4,873,976
	LEISURE PRODUCTS - 1.7%
71,000	Shimano, Inc. (ADR)	1,670,623

	MACHINERY - 9.2%
47,500	Atlas Copco AB (ADR)	2,137,975
70,000	FANUC Corp. (ADR)	1,728,300
74,650	Techtronic Industries Co. (ADR)	5,327,024
		9,193,299
	MEDICAL EQUIPMENT & DEVICES - 6.9%
39,200	Alcon, Inc. *	2,586,416
18,700	Hoya Corp. (ADR)	2,595,373
41,400	Smith & Nephew PLC (ADR)	1,745,838
		6,927,627
	METALS & MINING - 2.0%
26,000	Rio Tinto PLC (ADR)	1,955,720

	OIL & GAS PRODUCERS - 3.3%
136,000	Equinor ASA (ADR)	2,233,120
194,000	Galp Energia SGPS SA (ADR)	1,018,500
		3,251,620
	RETAIL - CONSUMER STAPLES - 1.1%
45,948	Pan Pacific International Holdings Corp. (ADR)	1,068,750

	SEMICONDUCTORS - 7.2%
6,250	ASML Holding NV (ADR)	3,048,250
12,900	NXP Semiconductors NV	2,051,229
19,000	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,071,760
		7,171,239
	SOFTWARE - 5.0%
11,500	Nice Ltd. (ADR) *	3,260,710
37,640	Open Text Corp.	1,711,114
		4,971,824
	SPECIALTY FINANCE - 1.6%
21,000	ORIX Corp. (ADR)	1,623,930

	TECHNOLOGY HARDWARE - 1.1%
21,438	FUJIFILM Holdings Corp. (ADR)	1,135,142

	TECHNOLOGY SERVICES - 4.5%
36,400	Amadeus IT Group SA (ADR)	2,735,096
31,500	Pagseguro Digital Ltd. *	1,791,720
		4,526,816
	TELECOMMUNICATIONS - 2.0%
77,300	Nippon Telegraph & Telephone Corp. (ADR)	1,986,610

	TRANSPORTATION & LOGISTICS - 3.2%
9,100	Canadian Pacific Railway Ltd.	3,154,879

	TOTAL COMMON STOCK (Cost $66,766,280)	98,614,304

Schedule of Investments | International Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 1.4%
1,339,805	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A) (Cost $1,339,805)	$1,339,805

	TOTAL INVESTMENTS - 100.3% (Cost $68,106,085)	$99,954,109
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.3)%	(274,120)
	NET ASSETS - 100.0%	$99,679,989

*	Non-income producing securities.

ADR - American Depositary Receipt.

PLC - Public Limited Co.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2020.

Diversification of Assets
Country	% of Net Assets
Japan	13.4%
Hong Kong	10.0%
France	9.2%
Canada	7.5%
Netherlands	6.6%
United Kingdom	5.4%
Germany	5.3%
Norway	4.8%
Belgium	3.4%
Israel	3.3%
India	2.8%
Brazil	2.8%
Spain	2.7%
Ireland	2.7%
Italy	2.6%
Switzerland	2.6%
Singapore	2.6%
Sweden	2.1%
Russia	2.1%
Taiwan	2.1%
South Africa	1.4%
China	1.3%
Finland	1.2%
Portugal	1.0%
Total	98.9%
Money Market Fund	1.4%
Other Assets Less Liabilities - Net	(0.3)%
Grand Total	100.0%

Schedule of Investments | Large/Mid Cap Growth Fund
As of December 31, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 78.5%
	AEROSPACE/DEFENSE - 1.1%
8,766	General Dynamics Corp.	$1,304,556

	BANKING - 0.6%
11,521	Western Alliance Bancorp	690,684

	BIOTECH & PHARMA - 7.4%
3,011	Amgen, Inc.	692,289
20,034	Horizon Therapeutics PLC *	1,465,487
7,027	Neurocrine Biosciences, Inc. *	673,538
6,377	Sarepta Therapeutics, Inc. *	1,087,215
5,775	Vertex Pharmaceuticals, Inc. *	1,364,863
19,987	Zoetis, Inc.	3,307,849
		8,591,241
	CHEMICALS - 1.9%
11,405	FMC Corp.	1,310,777
3,654	Linde PLC	962,866
		2,273,643
	CONSUMER SERVICES - 0.5%
5,730	Grand Canyon Education, Inc. *	533,520

	DIVERSIFIED INDUSTRIALS - 2.8%
17,487	Emerson Electric Co.	1,405,430
8,827	Honeywell International, Inc.	1,877,503
		3,282,933
	ELECTRIC UTILITIES - 0.8%
32,599	PPL Corp.	919,292

	ELECTRICAL EQUIPMENT - 4.0%
14,293	Amphenol Corp. - Class A	1,869,096
14,752	Fortive Corp.	1,044,737
12,495	Trane Technologies PLC	1,813,774
		4,727,607
	FOOD - 1.2%
14,922	McCormick & Co., Inc.	1,426,543

	HEALTH CARE FACILITIES & SERVICES - 1.2%
7,913	IQVIA Holdings, Inc. *	1,417,772

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
15,583	Intercontinental Exchange, Inc.	1,796,564

	INSURANCE - 1.8%
16,847	Arthur J. Gallagher & Co.	2,084,142

	LEISURE FACILITIES & SERVICES - 1.5%
1,240	Chipotle Mexican Grill, Inc. *	1,719,520

	MACHINERY - 1.6%
5,910	Caterpillar, Inc.	1,075,738
9,839	Oshkosh Corp.	846,843
		1,922,581
	MEDICAL EQUIPMENT & DEVICES - 7.6%
11,750	Baxter International, Inc.	942,820
5,348	Danaher Corp.	1,188,005
17,599	Edwards Lifesciences Corp. *	1,605,557
6,345	Insulet Corp. *	1,621,972
2,124	Intuitive Surgical, Inc. *	1,737,644
4,237	Teleflex, Inc.	1,743,822
		8,839,820
	OIL & GAS PRODUCERS - 0.5%
14,205	ConocoPhillips	568,058

Schedule of Investments | Large/Mid Cap Growth Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - CONSUMER STAPLES - 4.1%
6,637	Costco Wholesale Corp.	$2,500,689
10,820	Dollar General Corp.	2,275,446
		4,776,135
	RETAIL - DISCRETIONARY - 4.7%
6,181	Burlington Stores, Inc. *	1,616,641
32,984	Foot Locker, Inc.	1,333,873
2,595	Lululemon Athletica, Inc. *	903,138
3,596	O’Reilly Automotive, Inc. *	1,627,442
		5,481,094
	SEMICONDUCTORS - 14.8%
35,627	Advanced Micro Devices, Inc. *	3,267,352
6,004	Broadcom Ltd.	2,628,851
19,091	Maxim Integrated Products, Inc.	1,692,417
19,251	Micron Technology, Inc. *	1,447,290
5,418	Monolithic Power Systems, Inc.	1,984,234
7,358	NVIDIA Corp.	3,842,348
15,189	NXP Semiconductors NV	2,415,203
		17,277,695
	SOFTWARE - 10.1%
2,442	HubSpot, Inc. *	968,106
5,355	Palo Alto Networks, Inc. *	1,903,113
27,577	Rapid7, Inc. *	2,486,342
6,990	ServiceNow, Inc. *	3,847,506
10,003	Synopsys, Inc. *	2,593,178
		11,798,245
	TECHNOLOGY HARDWARE - 1.1%
22,344	Western Digital Corp.	1,237,634

	TECHNOLOGY SERVICES - 6.3%
21,562	CDW Corp.	2,841,656
5,416	EPAM Systems, Inc. *	1,940,824
9,694	Fidelity National Information Services, Inc.	1,371,313
2,076	MarketAxess Holdings, Inc.	1,184,483
		7,338,276
	TRANSPORTATION & LOGISTICS - 1.4%
4,624	Canadian Pacific Railway Ltd.	1,603,095

	TOTAL COMMON STOCK (Cost $58,203,620)	91,610,650

	EXCHANGE TRADED FUND (A) - 19.0%
720,000	Timothy Plan US Large/Mid Cap Core ETF (Cost $18,061,200)	22,219,200

	MONEY MARKET FUND - 2.5%
2,854,314	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B) (Cost $2,854,314)	2,854,314

	TOTAL INVESTMENTS - 100.0% (Cost $79,119,134)	$116,684,164
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.0%	(24,301)
	NET ASSETS - 100.0%	$116,659,863

*	Non-income producing securities.

ETF - Exchange Traded Fund.

PLC - Public Limited Co.

(A)	Affiliated Fund.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2020.

Schedule of Investments | Small Cap Value Fund
As of December 31, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 79.1%
	AEROSPACE/DEFENSE - 3.5%
43,167	Kaman Corp.	$2,466,131
32,245	Moog, Inc.	2,557,028
		5,023,159
	APPAREL & TEXTILE PRODUCTS - 1.8%
38,593	Oxford Industries, Inc.	2,528,227

	BANKING - 12.6%
35,267	Columbia Banking System, Inc.	1,266,085
132,322	Great Western Bancorp, Inc.	2,765,530
96,491	Hilltop Holdings, Inc.	2,654,467
32,488	International Bancshares Corp.	1,216,351
73,500	Provident Financial Services, Inc.	1,320,060
76,162	Renasant Corp.	2,565,136
81,205	Sandy Spring Bancorp, Inc.	2,613,989
42,722	Trustmark Corp.	1,166,738
94,360	Washington Federal, Inc.	2,428,826
		17,997,182
	CHEMICALS - 4.4%
62,638	Avient Corp.	2,523,059
14,731	Innospec, Inc.	1,336,544
20,372	Stepan Co.	2,430,787
		6,290,390
	COMMERCIAL SUPPORT SERVICES - 0.8%
5,363	UniFirst Corp.	1,135,293

	E-COMMERCE DISCRETIONARY - 1.2%
64,832	1-800-Flowers.com, Inc. *	1,685,632

	ELECTRIC UTILITIES - 4.1%
62,134	Avista Corp.	2,494,059
41,963	NorthWestern Corp.	2,446,863
19,088	PNM Resources, Inc.	926,341
		5,867,263
	ELECTRICAL EQUIPMENT - 0.8%
9,773	Novanta, Inc. *	1,155,364

	ENGINEERING & CONSTRUCTION - 1.7%
47,048	Comfort Systems USA, Inc.	2,477,548

	FOOD - 3.5%
172,080	Hostess Brands, Inc. *	2,519,251
15,681	J & J Snack Foods Corp.	2,436,357
		4,955,608
	FORESTRY, PAPER & WOOD PRODUCTS - 1.7%
44,145	UFP Industries, Inc.	2,452,255

	GAS & WATER UTILITIES - 1.8%
117,649	South Jersey Industries, Inc.	2,535,336

	HEALTH CARE FACILITIES & SERVICES - 2.6%
30,814	Magellan Health, Inc. *	2,552,632
40,518	Patterson Companies, Inc.	1,200,548
		3,753,180
	HOME & OFFICE PRODUCTS - 1.6%
155,623	Knoll, Inc.	2,284,546

	HOME CONSTRUCTION - 3.4%
55,250	Century Communities, Inc. *	2,418,845
25,615	Masonite International Corp. *	2,518,979
		4,937,824
	HOUSEHOLD PRODUCTS - 1.7%
68,985	Central Garden & Pet Co. *	2,506,225

Schedule of Investments | Small Cap Value Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares		Fair Value

	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
55,147	Moelis & Co.	$2,578,674
26,258	Piper Sandler Companies	2,649,432
		5,228,106
	INSURANCE - 4.5%
55,251	Argo Group International Holdings Ltd.	2,414,469
52,784	James River Group Holdings Ltd.	2,594,334
28,208	Mercury General Corp.	1,472,740
		6,481,543
	LEISURE FACILITIES & SERVICES - 4.5%
134,234	Bloomin’ Brands, Inc.	2,606,824
13,570	Jack in the Box, Inc.	1,259,296
30,082	Papa John’s International, Inc.	2,552,458
		6,418,578
	LEISURE PRODUCTS - 1.8%
107,512	Callaway Golf Co.	2,581,363

	MACHINERY - 5.2%
8,776	Alamo Group, Inc.	1,210,649
47,091	Altra Industrial Motion Corp.	2,610,254
30,376	Columbus McKinnon Corp.	1,167,653
72,438	Federal Signal Corp.	2,402,768
		7,391,324
	MEDICAL EQUIPMENT & DEVICES - 3.5%
24,071	CONMED Corp.	2,695,952
41,770	Merit Medical Systems, Inc. *	2,318,653
		5,014,605
	OIL & GAS PRODUCERS - 1.2%
82,042	PDC Energy, Inc. *	1,684,322

	RETAIL - DISCRETIONARY - 1.9%
50,125	Monro, Inc.	2,671,662

	SEMICONDUCTORS - 1.8%
166,945	Amkor Technology, Inc. *	2,517,531

	TECHNOLOGY HARDWARE - 1.9%
179,932	Viavi Solutions, Inc. *	2,694,482

	TECHNOLOGY SERVICES - 1.9%
97,873	Repay Holdings Corp. *	2,667,039

	TOTAL COMMON STOCK (Cost $97,772,411)	112,935,587

	EXCHANGE TRADED FUND (A) - 11.2%
580,000	Timothy Plan US Small Cap Core ETF (Cost $14,834,080)	16,076,034

	REITs - 8.6%
144,344	Columbia Property Trust, Inc.	2,069,893
101,717	Easterly Government Properties, Inc.	2,303,890
69,649	National Storage Affiliates Trust	2,509,453
53,289	PotlatchDeltic Corp.	2,665,516
173,912	Summit Hotel Properties, Inc.	1,566,947
19,159	Terreno Realty Corp.	1,120,993
	TOTAL REITs (Cost $12,593,022)	12,236,692

Schedule of Investments | Small Cap Value Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares		Fair Value

	MONEY MARKET FUND - 1.3%
1,936,521	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B) (Cost $1,936,521)	$1,936,521

	TOTAL INVESTMENTS - 100.2% (Cost $127,136,034)	$143,184,834
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.2)%	(346,735)
	NET ASSETS - 100.0%	$142,838,099

*	Non-income producing securities.

ETF - Exchange Traded Fund.

REITs - Real Estate Investment Trusts.

(A)	Affiliated Fund.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2020.

Schedule of Investments | Large/Mid Cap Value Fund
As of December 31, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 68.1%
	AEROSPACE/DEFENSE - 1.7%
23,898	General Dynamics Corp.	$3,556,500

	BANKING - 4.0%
55,493	BOK Financial Corp.	3,800,161
75,095	Western Alliance Bancorp	4,501,945
		8,302,106
	CABLE & SATELLITE - 4.6%
2,210	Cable One, Inc.	4,923,261
29,725	Liberty Broadband Corp. *	4,707,548
		9,630,809
	CHEMICALS - 1.8%
5,127	Sherwin-Williams Co.	3,767,884

	DIVERSIFIED INDUSTRIALS - 3.5%
24,701	Eaton Corp. PLC	2,967,578
20,741	Honeywell International, Inc.	4,411,611
		7,379,189
	ELECTRIC UTILITIES - 3.4%
52,787	CMS Energy Corp.	3,220,535
41,385	WEC Energy Group, Inc.	3,808,662
		7,029,197
	ELECTRICAL EQUIPMENT - 2.7%
28,997	Amphenol Corp. - Class A	3,791,938
11,559	Hubbell, Inc.	1,812,336
		5,604,274
	FOOD - 5.3%
30,466	JM Smucker Co.	3,521,870
51,700	Lamb Weston Holdings, Inc.	4,070,858
35,800	McCormick & Co., Inc.	3,422,480
		11,015,208
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
31,769	Intercontinental Exchange, Inc.	3,662,648

	INSURANCE - 3.9%
29,413	Arthur J. Gallagher & Co.	3,638,682
33,255	Assurant, Inc.	4,529,996
		8,168,678
	MACHINERY - 1.9%
34,530	Curtiss-Wright Corp.	4,017,565

	MEDICAL EQUIPMENT & DEVICES - 5.6%
27,155	PerkinElmer, Inc.	3,896,742
18,640	STERIS PLC	3,533,026
27,589	Zimmer Biomet Holdings, Inc.	4,251,189
		11,680,957
	OIL & GAS PRODUCERS - 1.0%
44,205	EOG Resources, Inc.	2,204,503

Schedule of Investments | Large/Mid Cap Value Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares		Fair Value

	RETAIL - CONSUMER STAPLES - 2.0%
19,459	Dollar General Corp.	$4,092,228

	RETAIL - DISCRETIONARY - 3.4%
7,830	O’Reilly Automotive, Inc. *	3,543,623
24,858	Tractor Supply Co.	3,494,538
		7,038,161
	SEMICONDUCTORS - 6.5%
74,045	Micron Technology, Inc. *	5,566,703
11,270	Monolithic Power Systems, Inc.	4,127,412
7,259	NVIDIA Corp.	3,790,650
		13,484,765
	SOFTWARE - 5.7%
30,325	Cadence Design Systems, Inc. *	4,137,240
15,530	Synopsys, Inc. *	4,025,997
8,458	Tyler Technologies, Inc. *	3,692,086
		11,855,323
	TECHNOLOGY SERVICES - 5.5%
15,401	CACI International, Inc. *	3,839,931
33,644	Fiserv, Inc. *	3,830,706
91,227	Genpact Ltd.	3,773,149
		11,443,786
	TRANSPORTATION & LOGISTICS - 2.0%
20,188	Union Pacific Corp.	4,203,545

	TRANSPORTATION EQUIPMENT - 1.9%
54,866	Westinghouse Air Brake Technologies Corp.	4,016,191

	TOTAL COMMON STOCK (Cost $102,890,562)	142,153,517

	EXCHANGE TRADED FUNDS (A) - 25.0%
920,000	Timothy Plan High Dividend Stock ETF	23,837,200
920,000	Timothy Plan US Large/Mid Cap Core ETF	28,391,200
	TOTAL EXCHANGE TRADED FUNDS (Cost $46,064,400)	52,228,400

	REITs - 4.0%
21,454	Crown Castle International Corp.	3,415,262
22,205	CyrusOne, Inc.	1,624,296
14,653	Public Storage	3,383,817
	TOTAL REITs (Cost $7,901,737)	8,423,375

	MONEY MARKET FUND - 3.0%
6,267,799	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B) (Cost $6,267,799)	6,267,799

	TOTAL INVESTMENTS - 100.1% (Cost $163,124,498)	$209,073,091
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(190,555)
	NET ASSETS - 100.0%	$208,882,536

*	Non-income producing securities.

ETF - Exchange Traded Fund.

PLC - Public Limited Co.

REITs - Real Estate Investment Trusts.

(A)	Affiliated Funds.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2020.

Schedule of Investments | Fixed Income Fund
As of December 31, 2020 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 97.6%
	CORPORATE BONDS - 23.5%
$1,000,000	ABB Finance USA, Inc.	2.875	5/8/2022	$1,033,984
1,000,000	American Electric Power	3.200	11/13/2027	1,120,608
500,000	Analog Devices, Inc.	3.900	12/15/2025	570,983
1,000,000	Aptiv Corp.	4.150	3/15/2024	1,101,446
1,000,000	Canadian Pacific RR Co.	2.900	2/1/2025	1,083,779
1,000,000	CBOE Holdings, Inc.	3.650	1/12/2027	1,138,947
1,000,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	1,151,142
1,000,000	CSX Corp.	3.250	6/1/2027	1,131,873
500,000	Digital Realty Trust LP	3.700	8/15/2027	575,019
500,000	Dollar General Corp.	4.125	5/1/2028	590,427
750,000	Eaton Corp.	2.750	11/2/2022	782,868
1,000,000	Enable Midstream Partners LP	3.900	5/15/2024	1,023,037
855,000	European Investment Bank	2.375	6/15/2022	882,341
880,000	Healthpeak Properties, Inc.	3.500	7/15/2029	999,670
871,187	John Sevier Combined Cycle Generation LLC	4.626	1/15/2042	1,108,041
1,000,000	Kennametal, Inc.	3.875	2/15/2022	1,026,831
865,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	889,587
800,000	LYB International Finance BV	4.000	7/15/2023	868,463
855,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	915,389
1,500,000	NiSource Finance Corp.	3.490	5/15/2027	1,703,260
1,000,000	Nutrien Ltd.	4.000	12/15/2026	1,163,830
1,000,000	Phillips 66 Partners LP	3.605	2/15/2025	1,081,925
870,000	Province of Ontario Canada	2.500	4/27/2026	955,938
865,000	Province of Quebec Canada	2.375	1/31/2022	884,727
700,000	Sunoco Logistics Partners LP	4.250	4/1/2024	758,266
1,200,000	Ventas Realty LP	3.250	8/15/2022	1,245,397
830,000	WEC Energy Group, Inc.	3.550	6/15/2025	926,043
1,000,000	Zimmer Biomet Holdings, Inc.	3.700	3/19/2023	1,067,411
	TOTAL CORPORATE BONDS (Cost $25,479,348)			27,781,232

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 74.1%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 18.5%
194,879	GNMA Pool G2 4520	5.000	8/20/2039	222,907
252,079	GNMA Pool G2 4947	5.000	2/20/2041	289,059
899,870	GNMA Pool G2 BN2662	3.000	10/20/2049	943,052
585,045	GNMA Pool G2 MA3376	3.500	1/20/2046	630,048
395,337	GNMA Pool G2 MA3596	3.000	4/20/2046	421,064
1,044,518	GNMA Pool G2 MA3663	3.500	5/20/2046	1,131,170
381,648	GNMA Pool G2 MA3736	3.500	6/20/2046	415,363
634,379	GNMA Pool G2 MA4004	3.500	10/20/2046	684,286
424,639	GNMA Pool G2 MA4509	3.000	6/20/2047	451,353
572,482	GNMA Pool G2 MA4652	3.500	8/20/2047	613,689
729,209	GNMA Pool G2 MA4719	3.500	9/20/2047	787,325
745,415	GNMA Pool G2 MA4778	3.500	10/20/2047	801,222
607,093	GNMA Pool G2 MA4901	4.000	12/20/2047	655,029
547,919	GNMA Pool G2 MA4963	4.000	1/20/2048	591,858
617,984	GNMA Pool G2 MA6092	4.500	8/20/2049	666,523
704,650	GNMA Pool G2 MA6156	4.500	9/20/2049	763,624
636,278	GNMA Pool G2 MA6221	4.500	10/20/2049	688,557
1,097,318	GNMA Pool G2 MA6338	3.000	12/20/2049	1,148,250
1,071,208	GNMA Pool G2 MA6476	4.000	2/20/2050	1,144,303
757,689	GNMA Pool G2 MA6477	4.500	2/20/2050	814,616
1,052,871	GNMA Pool G2 MA6478	5.000	2/20/2050	1,152,079
1,222,232	GNMA Pool G2 MA6544	4.500	3/20/2050	1,315,316
859,396	GNMA Pool G2 MA6545	5.000	3/20/2050	938,147
938,246	GNMA Pool G2 MA6600	3.500	4/20/2050	995,576
864,661	GNMA Pool G2 MA6601	4.000	4/20/2050	922,229
871,176	GNMA Pool G2 MA6603	5.000	4/20/2050	953,048
1,054,834	GNMA Pool G2 MA6865	2.500	9/20/2050	1,117,840
29,849	GNMA Pool GN 723248	5.000	10/15/2039	34,419
403,673	GNMA Pool GN 783060	4.000	8/15/2040	440,208
161,707	GNMA Pool GN 783403	3.500	9/15/2041	172,905
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $21,413,829)			21,905,065

Schedule of Investments | Fixed Income Fund
As of December 31, 2020 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES & BONDS - 55.6%
$4,280,000	United States Treasury Note	3.125	5/15/2021	$4,326,970
7,290,000	United States Treasury Note	2.125	6/30/2022	7,508,700
2,895,000	United States Treasury Note	0.250	6/15/2023	2,902,803
10,945,000	United States Treasury Note	2.250	11/15/2024	11,794,092
14,820,000	United States Treasury Note	2.000	8/15/2025	15,967,392
8,260,000	United States Treasury Note	1.625	2/15/2026	8,787,220
5,805,000	United States Treasury Note	1.500	2/15/2030	6,142,189
4,540,000	United States Treasury Note	4.500	2/15/2036	6,664,401
1,215,000	United States Treasury Note	3.000	2/15/2049	1,603,041
	TOTAL GOVERNMENT NOTES & BONDS (Cost $62,871,689)			65,696,808

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $84,285,518)			87,601,873

	TOTAL BONDS AND NOTES (Cost $109,764,866)			115,383,105

Shares
	MONEY MARKET FUND - 2.0%
2,374,603	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A) (Cost $2,374,603)			2,374,603

	TOTAL INVESTMENTS - 99.6% (Cost $112,139,469)			$117,757,708
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.4%			459,039
	NET ASSETS - 100.0%			$118,216,747

GNMA - Government National Mortgage Association.

LLC - Limited Liability Company.

LP - Limited Partnership.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2020.

Schedule of Investments | High Yield Bond Fund
As of December 31, 2020 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 89.8%
$500,000	Adient Global Holdings Ltd. (A)	4.875	8/15/2026	$514,375
1,000,000	Adient US LLC (A)	7.000	5/15/2026	1,089,350
500,000	AerCap Global Aviation Trust, 3 mo. LIBOR + 4.30% (A)(B)	6.500	6/15/2045	511,250
1,055,000	Alliance Data Systems Corp. (A)	4.750	12/15/2024	1,067,528
1,000,000	Alliance Data Systems Corp. (A)	7.000	1/15/2026	1,059,675
1,000,000	Alliance Resource Operating Partners LP (A)	7.500	5/1/2025	855,000
1,000,000	Ashtead Capital, Inc. (A)	4.125	8/15/2025	1,029,500
1,000,000	Ashton Woods Finance Co. (A)	6.750	8/1/2025	1,043,645
293,000	Ashton Woods Finance Co. (A)	9.875	4/1/2027	330,302
500,000	Ashton Woods Finance Co. (A)	6.625	1/15/2028	527,500
250,000	Bausch Health Cos, Inc. (A)	5.000	1/30/2028	257,947
125,000	Bausch Health Cos, Inc. (A)	5.000	2/15/2029	128,759
50,000	Bausch Health Cos, Inc. (A)	5.250	2/15/2031	52,330
1,000,000	Beazer Homes USA, Inc.	5.875	10/15/2027	1,054,375
500,000	BWX Technologies, Inc. (A)	5.375	7/15/2026	521,155
500,000	BWX Technologies, Inc. (A)	4.125	6/30/2028	522,187
500,000	Cascades, Inc. (A)	5.125	1/15/2026	529,687
500,000	Chemours Co.	7.000	5/15/2025	518,785
1,500,000	Chemours Co. (A)	5.750	11/15/2028	1,532,812
580,000	Clarios Global LP (A)	6.250	5/15/2026	622,775
1,080,000	Clarios Global LP (A)	8.500	5/15/2027	1,175,104
1,000,000	CommScope, Inc. (A)	8.250	3/1/2027	1,068,755
750,000	CommScope, Inc. (A)	7.125	7/1/2028	799,740
1,000,000	Compass Minerals International, Inc. (A)	6.750	12/1/2027	1,084,190
250,000	Crestwood Midstream Finance Corp.	5.750	4/1/2025	255,000
1,000,000	Crestwood Midstream Finance Corp. (A)	5.625	5/1/2027	991,875
500,000	DCP Midstream, LLC, 3 mo. LIBOR + 3.85% (A) (B)	5.850	5/21/2043	432,147
500,000	Diamond Sports Finance Co. (A)	5.375	8/15/2026	407,187
1,000,000	Diversified Healthcare Trust	9.750	6/15/2025	1,137,500
500,000	Double Eagle III Midco 1 LLC / Double Eagle Finance Corp. (A)	7.750	12/15/2025	531,440
115,000	Freedom Mortgage Corp. (A)	8.125	11/15/2024	120,318
1,000,000	Freedom Mortgage Corp. (A)	8.250	4/15/2025	1,047,500
500,000	Freedom Mortgage Corp. (A)	7.625	5/1/2026	529,475
500,000	Genesis Energy LP	7.750	2/1/2028	479,220
294,000	Geo Group, Inc.	5.875	1/15/2022	292,673
1,750,000	Geo Group, Inc.	5.125	4/1/2023	1,587,031
250,000	GFL Environmental, Inc. (A)	3.750	8/1/2025	256,719
400,000	GFL Environmental, Inc. (A)	8.500	5/1/2027	444,750
50,000	GFL Environmental, Inc. (A)	4.000	8/1/2028	50,469
1,000,000	Global Partners LP	7.000	8/1/2027	1,072,935
500,000	Graham Packaging Co., Inc. (A)	7.125	8/15/2028	553,437
500,000	Gray Television, Inc. (A)	7.000	5/15/2027	548,125
250,000	Gray Television, Inc. (A)	4.750	10/15/2030	255,156
1,500,000	Howard Hughes Corp. (A)	5.375	8/1/2028	1,616,062
250,000	Icahn Enterprises Finance Corp.	4.750	9/15/2024	260,079
1,000,000	Icahn Enterprises Finance Corp.	6.250	5/15/2026	1,061,240
2,455,000	ILFC E-Capital Trust I, 1.55% (A)(B)	3.230	12/21/2065	1,657,125
1,500,000	iStar, Inc.	5.500	2/15/2026	1,532,812
500,000	Itron, Inc. (A)	5.000	1/15/2026	511,875
250,000	Jefferies Finance LLC (A)	6.250	6/3/2026	260,079
500,000	Ken Garff Automotive LLC (A)	4.875	9/15/2028	520,938
1,500,000	Koppers, Inc. (A)	6.000	2/15/2025	1,547,813
750,000	Ladder Capital Finance Corp. (A)	4.250	2/1/2027	738,750
750,000	Legacy LifePoint Health LLC (A)	4.375	2/15/2027	752,813
250,000	LifePoint Health, Inc. (A)	5.375	1/15/2029	249,775
500,000	Magnolia Oil Gas (A)	6.000	8/1/2026	511,250
1,000,000	MGIC Investment Corp.	5.250	8/15/2028	1,071,875
250,000	Michaels Stores, Inc. (A)	4.750	10/1/2027	256,625
2,000,000	Midwest Connector Capital Co. LLC (A)	4.625	4/1/2029	2,099,311
1,000,000	Millicom International Cellular SA (A)	5.125	1/15/2028	1,064,400
500,000	Nationstar Mortgage Holdings, Inc. (A)	6.000	1/15/2027	531,485
250,000	Nationstar Mortgage Holdings, Inc. (A)	5.500	8/15/2028	262,969

Schedule of Investments | High Yield Bond Fund
As of December 31, 2020 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS - 89.8% (Cont.)
$500,000	Navient Corp.	7.250	9/25/2023	$548,928
1,500,000	New Residential Investment Corp. (A)	6.250	10/15/2025	1,510,313
1,500,000	Newmark Group, Inc.	6.125	11/15/2023	1,632,500
1,500,000	NGL Energy Partners LP	6.125	3/1/2025	954,375
250,000	NRG Energy, Inc. (A)	3.375	2/15/2029	256,419
250,000	NRG Energy, Inc. (A)	3.625	2/15/2031	257,669
1,000,000	NuStar Logistics LP	5.625	4/28/2027	1,067,315
1,500,000	Occidental Petroleum Corp.	6.125	1/1/2031	1,609,050
1,000,000	Olin Corp.	5.625	8/1/2029	1,087,505
1,000,000	PBF Holding Co. LLC (A)	9.250	5/15/2025	987,325
775,000	PBF Holding Co. LLC	7.250	6/15/2025	503,835
1,000,000	PBF Holding Co. LLC	6.000	2/15/2028	573,125
1,500,000	Plastipak Holdings, Inc. (A)	6.250	10/15/2025	1,547,813
1,500,000	SeaWorld Parks & Entertainment, Inc. (A)	9.500	8/1/2025	1,631,250
1,250,000	Service Properties Trust	7.500	9/15/2025	1,441,505
500,000	Service Properties Trust	5.500	12/15/2027	547,142
750,000	Signature Aviation US Holdings, Inc. (A)	5.375	5/1/2026	770,625
1,000,000	Signature Aviation US Holdings, Inc. (A)	4.000	3/1/2028	1,008,340
500,000	Spirit AeroSystems, Inc. (A)	5.500	1/15/2025	528,075
1,000,000	Standard Industries, Inc. (A)	5.000	2/15/2027	1,046,875
1,000,000	STL Holding Co. LLC (A)	7.500	2/15/2026	1,037,500
1,000,000	Suburban Propane Partners LP	5.875	3/1/2027	1,048,125
1,250,000	Targa Resources Partners LP	5.500	3/1/2030	1,358,300
500,000	TEGNA, Inc. (A)	4.750	3/15/2026	534,525
390,000	Tenet Healthcare Corp. (A)	4.625	9/1/2024	403,042
1,000,000	Tenet Healthcare Corp. (A)	6.250	2/1/2027	1,061,395
500,000	Trinity Industries, Inc.	4.550	10/1/2024	523,165
1,000,000	TTM Technologies, Inc. (A)	5.625	10/1/2025	1,027,395
1,500,000	United Natural Foods, Inc. (A)	6.750	10/15/2028	1,571,220
750,000	Vistra Operations Co. LLC (A)	5.625	2/15/2027	798,825
1,185,000	Vizient, Inc. (A)	6.250	5/15/2027	1,278,094
1,500,000	Waste Pro USA, Inc. (A)	5.500	2/15/2026	1,538,108
500,000	Weekley Finance Corp. (A)	4.875	9/15/2028	523,750
1,750,000	Welbilt, Inc.	9.500	2/15/2024	1,811,976
	TOTAL CORPORATE BONDS (Cost $76,142,984)			79,422,363

	CONVERTIBLE BONDS - 3.2%
	OIL & GAS PRODUCERS - 2.6%
2,879,000	Cheniere Energy, Inc.	4.250	3/15/2045	2,278,068

	SPECIALTY FINANCE - 0.6%
500,000	Arbor Realty Trust, Inc.	4.750	11/1/2022	502,955

	TOTAL CONVERTIBLE BONDS (Cost $2,427,121)			2,781,023

Shares
	PREFERRED STOCK - 0.6%
	INDUSTRIAL SUPPORT SERVICES - 0.6%
17,500	WESCO International, Inc., 0.625% (Cost $463,059)			546,875

	MONEY MARKET FUND - 5.1%
4,527,152	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (C) (Cost $4,527,152)			4,527,152

	TOTAL INVESTMENTS - 98.7% (Cost $83,560,316)			$87,277,413
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 1.3%			1,145,815
	NET ASSETS - 100.0%			$88,423,228

LIBOR - London Interbank Offered Rate. The 3 month U.S. LIBOR rate as of December 31, 2020 is 0.24%.

LLC - Limited Liability Company.

LP - Limited Partnership.

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities had a fair value of $54,391,992 and represent 61.5% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)	Variable rate security; the interest rate shown reflects the effective rate at December 31, 2020.

(C)	Variable rate security; the rate shown represents the yield at December 31, 2020.

Schedule of Investments | Israel Common Values Fund
As of December 31, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 97.4%
	AEROSPACE & DEFENSE - 3.2%
18,301	Elbit Systems Ltd.	$2,393,771
22,670	Ituran Location and Control Ltd.	431,863
		2,825,634
	APPAREL & TEXTILE PRODUCTS - 3.1%
24,063	Delta Galil Industries Ltd.	609,744
21,392	Fox Wizel Ltd.	2,147,994
		2,757,738
	AUTOMOTIVE - 0.4%
4,461	Electreon Wireless Ltd. *	372,352

	BANKING - 14.3%
96,500	Bank Hapoalim BM (ADR)	3,184,500
589,000	Bank Leumi Le-Israel BM	3,467,080
58,300	First International Bank Of Israel Ltd.	1,545,927
532,000	Israel Discount Bank Ltd.	2,047,938
105,000	Mizrahi Tefahot Bank Ltd.	2,428,133
		12,673,578
	BIOTECH & PHARMA - 1.7%
48,000	Compugen Ltd. *	581,280
450,000	Enlight Renewable Energy Ltd. *	939,018
		1,520,298
	CHEMICALS - 1.6%
277,902	ICL Group Ltd.	1,403,405
1	International Flavors & Fragrances, Inc.	99
		1,403,504
	CONSTRUCTION MATERIALS - 1.0%
178,000	Inrom Construction Industries Ltd.	867,603

	ELECTRIC UTILITIES - 2.0%
19,400	Ormat Technologies, Inc.	1,751,464

	FOOD - 1.8%
—	Mehadrin Ltd. *	5
54,500	Strauss Group Ltd.	1,635,951
		1,635,956
	HEALTH CARE FACILITIES & SERVICES - 4.4%
14,769	Danel Adir Yeoshua Ltd.	2,435,128
1,575,013	Novolog Ltd.	1,505,945
		3,941,073
	HOME & OFFICE PRODUCTS - 2.0%
116,585	Maytronics Ltd.	1,753,060

	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
415,685	Tel Aviv Stock Exchange Ltd.	2,116,747

	INSURANCE - 4.9%
184,000	Harel Insurance Investments & Financial Services Ltd. *	1,696,275
1,230,000	Migdal Insurance & Financial Holding Ltd. *	1,417,404
167,400	Phoenix Holdings Ltd. *	1,273,174
		4,386,853
	LEISURE FACILITIES & SERVICES - 0.5%
4,000	Fattal Holdings 1998 Ltd. *	430,671

	MEDICAL EQUIPMENT & DEVICES - 0.9%
4,700	Novocure Ltd. *	813,288

Schedule of Investments | Israel Common Values Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS PRODUCERS - 3.7%
62,968	Energean Oil & Gas PLC *	$620,767
5,600	Israel Corp. Ltd. *	1,068,793
1,995,000	Oil Refineries Ltd. *	452,336
7,000	Paz Oil Co. Ltd.	751,059
1,012,500	Ratio Oil Exploration 1992 LP *	384,717
		3,277,672
	REAL ESTATE OWNERS & DEVELOPERS - 11.5%
105,000	Alony Hetz Properties & Investments Ltd.	1,468,326
176,000	Amot Investments Ltd.	986,122
31,000	Azrieli Group Ltd.	1,970,568
45,000	Elco Ltd.	2,280,273
160,000	Gev-Yam Land Corp Ltd	1,304,597
12,580	Melisron Ltd.	683,670
593,430	Mivne Real Estate KD Ltd.	1,530,335
		10,223,891
	RENEWABLE ENERGY - 2.4%
216,360	Energix-Renewable Energies Ltd.	987,864
3,600	SolarEdge Technologies, Inc. *	1,148,832
		2,136,696
	RETAIL - CONSUMER STAPLES - 4.4%
23,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,660,801
210,000	Shufersal Ltd.	1,622,026
27,315	Victory Supermarket Chain Ltd.	623,920
		3,906,747
	SEMICONDUCTORS - 6.3%
10,000	CEVA, Inc. *	455,000
45,000	Nova Measuring Instruments Ltd. *	3,177,000
1	Tower Semiconductor Ltd. *	16
76,923	Tower Semiconductor Ltd. *	1,986,152
		5,618,168
	SOFTWARE - 18.7%
18,100	CyberArk Software Ltd. *	2,924,779
33,435	Hilan Ltd.	1,586,986
23,400	Nice Ltd. (ADR) *	6,634,836
6,000	One Software Technologies Ltd.	794,008
45,300	Sapiens International Corp. NV	1,386,633
11,400	Varonis Systems, Inc. *	1,865,154
21,500	Verint Systems, Inc. *	1,444,370
		16,636,766
	TECHNOLOGY HARDWARE - 1.1%
17,800	AudioCodes Ltd.	490,390
4,900	Kornit Digital Ltd. *	436,737
		927,127
	TECHNOLOGY SERVICES - 2.8%
78,783	Magic Software Enterprises Ltd.	1,232,954
56,210	Matrix IT Ltd.	1,272,550
		2,505,504
	WHOLESALE - DISCRETIONARY - 2.3%
27,300	Tadiran Holdings Ltd.	2,015,956

	TOTAL COMMON STOCK (Cost $49,819,994)	86,498,346

Schedule of Investments | Israel Common Values Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares		Fair Value

	REITs - 1.4%
259,000	Reit 1 Ltd. * (Cost $1,256,747)	$1,297,904

	MONEY MARKET FUND - 1.6%
1,416,623	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A) (Cost $1,416,623)	1,416,623

	TOTAL INVESTMENTS - 100.4% (Cost $52,493,364)	$89,212,873
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.4)%	(377,116)
	NET ASSETS - 100.0%	$88,835,757

*	Non-income producing securities.

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Co.

REITs - Real Estate Investment Trusts.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2020.

Diversification of Assets
Country	% of Net Assets
Israel	91.0%
United States	6.2%
Jersey	0.9%
United Kingdom	0.7%
Iceland	0.0% *
Total	98.8%
Money Market Fund	1.6%
Other Assets Less Liabilities - Net	(0.4)%
Grand Total	100.0%

*	Amount is less than 0.05%

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2020 (Unaudited)

Shares		Fair Value

	COMMON STOCK - 21.2%
	CHEMICALS - 2.9%
6,006	CF Industries Holdings, Inc.	$232,492
7,077	Corteva, Inc.	274,021
1,448	FMC Corp.	166,419
6,123	Mosaic Co.	140,890
4,567	Nutrien Ltd	219,947
1,463	Sasol Ltd. (ADR) *	12,962
1,807	Sociedad Quimica Y Minera de Chile, SA (ADR)	88,706
		1,135,437
	COMMERCIAL SUPPORT SERVICES - 0.0% **
1,043	Harsco Corp. *	18,753

	DIVERSIFIED INDUSTRIALS - 0.1%
515	Pentair PLC	27,341

	FOOD - 0.8%
5,133	BRF SA (ADR) *	21,559
545	Cal-Maine Foods, Inc. *	20,459
948	Darling Ingredients, Inc. *	54,681
743	Fresh Del Monte Produce, Inc.	17,884
815	Ingredion, Inc.	64,116
1,100	Maple Leaf Foods, Inc.	24,366
800	Maruha Nichiro Corp.	17,202
200	Megmilk Snow Brand Co. Ltd.	4,275
600	Morinaga Milk Industry Co. Ltd.	29,522
4,700	Nippon Suisan Kaisha Ltd.	19,393
1,279	Pilgrim’s Pride Corp. *	25,081
255	Sanderson Farms, Inc.	33,711
		332,249
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0% **
900	Sumitomo Forestry Co. Ltd.	18,777

	GAS & WATER UTILITIES - 0.6%
7	American States Water Co.	557
179	American Water Works Co., Inc.	27,471
437	California Water Service Group	23,611
5,672	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	48,722
188	Essential Utilities, Inc.	8,891
1,154	Severn Trent PLC	36,108
1,944	United Utilities Group PLC	23,783
3,434	Veolia Environnement SA	84,075
		253,218
	HEALTH CARE FACILITIES & SERVICES - 0.6%
48,754	Brookdale Senior Living, Inc. *	215,980

	MACHINERY - 1.3%
976	AGCO Corp.	100,616
4,046	CNH Industrial NV *	51,951
745	Deere & Co.	200,442
1,351	Evoqua Water Technologies Corp. *	36,450
4,000	Kubota Corp.	87,210
700	Kurita Water Industries Ltd.	26,747
		503,416
	METALS & MINING - 5.2%
139	Agnico Eagle Mines Ltd.	9,801
2,243	Anglo American PLC	74,337
1,574	AngloGold Ashanti Ltd. (ADR)	35,604
1,391	Antofagasta PLC	27,390
3,044	BHP Group Ltd. (ADR)	198,895
234	BHP Group PLC (ADR)	12,409
2,352	Cameco Corp.	31,517
3,247	Cia De Minas Buenaventura (ADR) *	39,581
964	Cleveland-Cliffs, Inc.	14,036
817	Compass Minerals International, Inc.	50,425
137	First Majestic Silver Corp. *	1,841
7,500	First Quantum Minerals Ltd.	134,517
3,675	Freeport-McMoRan, Inc	95,623

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares		Fair Value

	METALS & MINING - 5.2% (Continued)
21,528	Glencore PLC *	$68,567
5,729	IAMGOLD Corp. *	21,025
1,412	KAZ Minerals PLC	12,739
6,656	Kinross Gold Corp.	48,855
1,002	Kirkland Lake Gold Ltd.	41,370
4,347	Livent Corp. *	81,897
13,400	Lundin Mining Corp.	118,854
3,539	MMC Norilsk Nickel PJSC (ADR)	110,417
1,109	Newmont Corp.	66,418
525	Pan American Silver Corp.	18,118
3,600	Pretium Resources, Inc. *	41,328
2,900	Rio Tinto PLC (ADR)	218,138
213	Royal Gold, Inc.	22,655
1,212	Southern Copper Corp.	78,925
835	SSR Mining, Inc. *	16,792
2,400	Sumitomo Metal Mining Co. Ltd.	106,442
2,943	Teck Resources Ltd.	53,362
10,645	Vale SA (ADR)	178,410
1,249	Vedanta Ltd. (ADR)	10,966
		2,041,254
	OIL & GAS PRODUCERS - 5.3%
2,495	Apache Corp.	35,404
4,200	ARC Resources Ltd	19,780
3,554	Cabot Oil & Gas Corp.	57,859
4,087	Canadian Natural Resources Ltd.	98,292
7,566	Cenovus Energy, Inc.	46,026
1,242	Cimarex Energy Co.	46,587
4,818	CNX Resources Corp. *	52,034
1,432	Concho Resources, Inc.	83,557
4,556	ConocoPhillips	182,194
2,893	Continental Resources, Inc.	47,156
8,700	Crescent Point Energy Corp.	20,282
918	Devon Energy Corp.	14,514
1,466	Diamondback Energy, Inc.	70,954
1,026	Ecopetrol SA (ADR)	13,246
819	Eni SpA (ADR)	16,871
3,202	EOG Resources, Inc.	159,684
127	EQT Corp.	1,614
2,337	Equinor ASA (ADR)	38,374
463	Hess Corp.	24,442
3,600	Husky Energy, Inc.	17,802
20,700	Inpex Corp.	111,475
2,222	Lukoil PJSC (ADR)	151,540
12,534	Marathon Oil Corp.	83,602
2,235	Murphy Oil Corp.	27,044
306	Novatek OJSC (GDR)	50,000
197	Occidental Petroleum Corp.	3,410
4,458	Ovintiv, Inc.	64,017
2,800	Parex Resources, Inc. *	38,505
779	Parsley Energy, Inc.	11,062
2,996	PDC Energy, Inc. *	61,508
3,018	Petroleo Brasileiro SA (ADR)	33,892
1,276	Pioneer Natural Resources Co.	145,324
3,059	PrairieSky Royalty Ltd.	24,227
8,242	Rosneft Oil Company (GDR)	46,485
5,800	Suncor Energy, Inc.	97,198
3,831	Surgutneftegas PJSC (ADR)	17,692
1,500	Tourmaline Oil Corp.	20,204
4,166	WPX Energy, Inc. *	33,953
504	YPF SA (ADR) *	2,369
		2,070,179
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
3,554	Baker Hughes, Inc.	74,101
3,819	ChampionX Corp. *	58,431
463	Dril-Quip, Inc. *	13,714
4,810	Halliburton Co.	90,909
4,008	Helmerich & Payne, Inc.	92,825

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares		Fair Value

	OIL & GAS SERVICES & EQUIPMENT - 1.2% (Continued)
409	National Oilwell Varco, Inc.	$5,616
5,615	Schlumberger Ltd.	122,575
733	TechnipFMC PLC (France)	6,935
1,311	TechnipFMC PLC	12,323
		477,429
	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
4,500	CTO Realty Growth, Inc.	189,720

	RENEWABLE ENERGY- 1.2%
2,772	Ballard Power Systems, Inc. *	64,865
1,074	Canadian Solar, Inc. *	55,032
278	Enphase Energy, Inc. *	48,781
438	First Solar, Inc. *	43,327
1,300	GS Yuasa Corp.	37,321
2,163	Plug Power, Inc. *	73,347
778	Renewable Energy Group, Inc. *	55,098
183	SolarEdge Technologies, Inc. *	58,399
259	Varta AG *	37,458
		473,628
	STEEL - 0.9%
365	Allegheny Technologies, Inc. *	6,121
2,522	ArcelorMittal (ADR) *	57,754
2,371	Commercial Metals Co.	48,700
2,427	Gerdau SA (ADR)	11,334
2,300	Hitachi Metals Ltd.	34,886
3,100	Kobe Steel Ltd. *	16,544
2,200	Nippon Steel & Sumitomo Metal Corp. *	28,298
1,020	Steel Dynamics, Inc.	37,607
3,529	Tenaris SA (ADR)	56,288
841	Ternium SA (ADR) *	24,456
2,893	United States Steel Corp.	48,516
		370,504
	TELECOMMUNICATIONS - 0.3%
7,020	Switch, Inc.	114,917

	WHOLESALE - CONSUMER STAPLES - 0.3%
1,639	Bunge Ltd.	107,486

	TOTAL COMMON STOCK (Cost $6,855,930)	8,350,288

	REITs - 19.5%
14,000	Alexander & Baldwin, Inc.	240,520
3,500	American Campus Communities, Inc.	149,695
11,000	American Homes 4 Rent	330,000
2,500	American Tower Corp.	561,150
9,000	Americold Realty Trust	335,970
1,600	AvalonBay Communities, Inc.	256,688
2,300	Boston Properties, Inc.	217,419
4,000	Camden Property Trust	399,680
8,000	Cousins Properties, Inc.	268,000
3,700	Crown Castle International Corp.	589,003
1,500	Digital Realty Trust, Inc.	209,265
750	Equinix, Inc.	535,635
800	Essex Property Trust, Inc.	189,936
7,000	Getty Realty Corp.	192,780
11,000	Invitation Homes, Inc.	326,700
2,000	Life Storage, Inc.	238,780
12,500	Plymouth Industrial REIT, Inc.	187,500
998	PotlatchDeltic Corp.	49,920
6,000	Prologis, Inc.	597,960
3,110	QTS Realty Trust, Inc.	192,447
690	Rayonier, Inc.	20,272
4,500	Rexford Industrial Realty, Inc.	220,995

Schedule of Investments | Defensive Strategies Fund
As of December 31, 2020 (Unaudited) (Continued)

Shares				Fair Value

	REITs - 19.5% (Continued)
1,950	SBA Communications Corp.			$550,153
1,800	Sun Communities, Inc.			273,510
5,500	Ventas, Inc.			269,720
3,800	Welltower, Inc.			245,556
1,726	Weyerhaeuser Co.			57,873
	TOTAL REITS (Cost $7,329,229)			7,707,127

Principal		Coupon Rate %	Maturity
	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 28.6%
$565,000	TIPS	0.125	4/15/2021	622,900
1,095,000	TIPS	0.125	4/15/2022	1,197,153
975,000	TIPS	0.625	1/15/2024	1,168,079
700,000	TIPS	2.375	1/15/2025	1,130,315
645,000	TIPS	2.000	1/15/2026	1,006,559
640,000	TIPS	2.375	1/15/2027	1,027,883
685,000	TIPS	1.750	1/15/2028	1,044,955
610,000	TIPS	2.500	1/15/2029	972,467
1,205,000	TIPS	0.875	1/15/2029	1,461,368
880,000	TIPS	2.125	2/15/2041	1,643,333
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $10,312,189)			11,275,012

Ounces
	ALTERNATIVE INVESTMENTS - 29.6%
6,143	Gold Bars * (Cost $7,240,875)			11,661,039

Shares	MONEY MARKET FUND - 1.0%
411,731	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (A) (Cost $411,731)			411,731

	TOTAL INVESTMENTS - 99.9% (Cost $32,149,954)			$39,405,197
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%			34,214
	NET ASSETS - 100.0%			$39,439,411

*	Non-income producing securities/investments.

**	Less than 0.05%.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Co.

REITs - Real Estate Investment Trusts.

(A)	Variable rate security; the rate shown represents the yield at December 31, 2020.

Schedule of Investments | Strategic Growth Fund
As of December 31, 2020 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS (A) - 59.3%
156,633	Timothy Plan High Dividend Stock ETF	$4,058,361
332,461	Timothy Plan International ETF	8,978,209
212,569	Timothy Plan US Large/Mid Cap Core ETF	6,559,879
109,131	Timothy Plan US Small Cap Core ETF	3,024,817
	TOTAL EXCHANGE TRADED FUNDS (Cost $19,689,211)	22,621,266

	MUTUAL FUNDS - 38.9% (B)
212,054	Timothy Plan Defensive Strategies Fund	2,693,081
681,750	Timothy Plan Fixed Income Fund	7,321,998
213,443	Timothy Plan High Yield Bond Fund	2,070,399
233,174	Timothy Plan International Fund	2,784,097
	TOTAL MUTUAL FUNDS (Cost $13,470,359)	14,869,575

	MONEY MARKET FUND - 2.1%
787,567	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (C) (Cost $787,567)	787,567

	TOTAL INVESTMENTS - 100.3% (Cost $33,947,137)	$38,278,408
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.3)%	(111,856)
	NET ASSETS - 100.0%	$38,166,552

ETF - Exchange Traded Fund.

(A)	Affiliated Funds.

(B)	Affiliated Funds - Class A.

(C)	Variable rate security; the rate shown represents the yield at December 31, 2020.

Schedule of Investments | Conservative Growth Fund
As of December 31, 2020 (Unaudited)

Shares		Fair Value

	EXCHANGE TRADED FUNDS (A) - 42.4%
147,162	Timothy Plan High Dividend Stock ETF	$3,812,967
266,144	Timothy Plan International ETF	7,187,299
230,221	Timothy Plan US Large/Mid Cap Core ETF	7,104,620
102,523	Timothy Plan US Small Cap Core ETF	2,841,661
	TOTAL EXCHANGE FUNDS (Cost $17,912,833)	20,946,547

	MUTUAL FUNDS - 54.6% (B)
237,658	Timothy Plan Defensive Strategies Fund	3,018,260
1,760,305	Timothy Plan Fixed Income Fund	18,905,678
279,048	Timothy Plan High Yield Bond Fund	2,706,758
195,959	Timothy Plan International Fund	2,339,744
	TOTAL MUTUAL FUNDS (Cost $25,137,452)	26,970,440

	MONEY MARKET FUND - 3.1%
1,532,673	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (C) (Cost $1,532,673)	1,532,673

	TOTAL INVESTMENTS - 100.1% (Cost $44,582,958)	$49,449,660
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - (0.1)%	(58,180)
	NET ASSETS - 100.0%	$49,391,480

ETF - Exchange Traded Fund.

(A)	Affiliated Funds.

(B)	Affiliated Funds - Class A.

(C)	Variable rate security; the rate shown represents the yield at December 31, 2020.

Schedule of Investments | Growth & Income Fund
As of December 31, 2020 (Unaudited)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	BONDS & NOTES - 34.3%
	CORPORATE BONDS - 18.9%
$160,000	ABB Finance USA, Inc.	2.875	5/8/2022	$165,383
160,000	American Electric Power Company, Inc.	3.200	11/13/2027	179,190
160,000	Aptiv Corp.	4.150	3/15/2024	176,059
160,000	Canadian Pacific RR Co.	2.900	2/1/2025	173,215
160,000	CBOE Holdings, Inc.	3.650	1/12/2027	181,992
160,000	CSX Corp.	3.250	6/1/2027	180,845
80,000	Digital Realty Trust LP	3.700	8/15/2027	91,950
80,000	Dollar General Corp.	4.125	5/1/2028	94,350
120,000	Eaton Corp.	2.750	11/2/2022	125,214
120,000	European Investment Bank	2.375	6/15/2022	123,793
120,000	Healthpeak Properties, Inc.	3.500	7/15/2029	136,120
120,000	Kreditanstalt fuer Wiederaufbau	2.125	6/15/2022	123,384
130,000	LYB International Finance BV	4.000	7/15/2023	140,988
120,000	National Rural Utilities Cooperative Finance Corp.	2.950	2/7/2024	128,349
240,000	NiSource Finance Corp.	3.490	5/15/2027	272,143
160,000	Nutrien Ltd.	4.000	12/15/2026	185,972
160,000	Phillips 66 Partners LP	3.605	2/15/2025	172,920
120,000	Province of Ontario Canada	2.500	4/27/2026	131,656
120,000	Province of Quebec Canada	2.375	1/31/2022	122,698
110,000	Sunoco Logistics Partners LP	4.250	4/1/2024	119,106
190,000	Ventas Capital Corp.	3.250	8/15/2022	197,135
115,000	WEC Energy Group, Inc.	3.550	6/15/2025	128,181
	TOTAL CORPORATE BONDS (Cost $3,093,670)			3,350,643

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.4%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 9.5%
62,991	GNMA Pool G2 BN2662	3.000	10/20/2049	65,994
104,076	GNMA Pool G2 MA3376	3.500	1/20/2046	112,050
82,216	GNMA Pool G2 MA3596	3.000	4/20/2046	87,541
69,635	GNMA Pool G2 MA3663	3.500	5/20/2046	75,390
91,885	GNMA Pool G2 MA3736	3.500	6/20/2046	99,973
30,099	GNMA Pool G2 MA4509	3.000	6/20/2047	31,983
95,037	GNMA Pool G2 MA4652	3.500	8/20/2047	101,847
92,808	GNMA Pool G2 MA4719	3.500	9/20/2047	100,176
84,873	GNMA Pool G2 MA6092	4.500	8/20/2049	91,513
69,336	GNMA Pool G2 MA6156	4.500	9/20/2049	75,117
73,526	GNMA Pool G2 MA6221	4.500	10/20/2049	79,544
95,266	GNMA Pool G2 MA6338	3.000	12/20/2049	99,658
77,039	GNMA Pool G2 MA6476	4.000	2/20/2050	82,272
68,043	GNMA Pool G2 MA6478	5.000	2/20/2050	74,422
94,624	GNMA Pool G2 MA6544	4.500	3/20/2050	101,801
60,574	GNMA Pool G2 MA6545	5.000	3/20/2050	66,096
72,873	GNMA Pool G2 MA6600	3.500	4/20/2050	77,304
72,055	GNMA Pool G2 MA6601	4.000	4/20/2050	76,830
104,021	GNMA Pool G2 MA6603	5.000	4/20/2050	113,748
59,427	GNMA Pool G2 MA6865	2.500	9/20/2050	62,958
4,814	GNMA Pool GN 723248	5.000	10/15/2039	5,549
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $1,638,850)			1,681,766

Schedule of Investments | Growth & Income Fund
As of December 31, 2020 (Unaudited) (Continued)

Par Value		Coupon Rate (%)	Maturity	Fair Value

	GOVERNMENT NOTES, BONDS & AGENCIES - 5.9%
$15,000	United States Treasury Note	0.250	6/15/2023	$15,039
290,000	United States Treasury Note	2.000	8/15/2025	312,362
230,000	United States Treasury Note	1.500	2/15/2030	243,324
250,000	United States Treasury Note	4.500	2/15/2036	366,904
85,000	United States Treasury Note	3.000	2/15/2049	112,120
	TOTAL GOVERNMENT NOTES, BONDS & AGENCIES (Cost $991,444)			1,049,749

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,630,294)			2,731,515

	TOTAL BONDS & NOTES (Cost $5,723,964)			6,082,158

Shares
	EXCHANGE TRADED FUND (A) - 65.4%
448,000	Timothy Plan High Dividend Stock ETF (Cost $11,015,311)			11,607,680

	MONEY MARKET FUND - 0.2%
36,809	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% (B) (Cost $36,809)			36,809

	TOTAL INVESTMENTS - 99.9% (Cost $16,776,084)			$17,726,647
	OTHER ASSETS IN EXCESS OF LIABILITIES - NET - 0.1%			15,473
	NET ASSETS - 100.0%			$17,742,120

ETF - Exchange Traded Fund.

GNMA - Government National Mortgage Association.

LP - Limited Partnership.

(A)	Affiliated Fund.

(B)	Variable rate security; the rate shown represents the yield at December 31, 2020.

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2020 (Unaudited)

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds. Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Commodities (such as physical metal) are valued at the spot price at 4:00 p.m. E.S.T., as provided by an independent pricing source.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

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December 31, 2020 (Unaudited) (Continued)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2020:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$39,492,076	$—	$—	$39,492,076
REITs	670,885	—	—	670,885
Money Market Fund	460,514	—	—	460,514
Total	$40,623,475	$—	$—	$40,623,475

International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$98,614,304	$—	$—	$98,614,304
Money Market Fund	1,339,805	—	—	1,339,805
Total	$99,954,109	$—	$—	$99,954,109

Large/Mid Cap Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$91,610,650	$—	$—	$91,610,650
Exchange Traded Fund	22,219,200	—	—	22,219,200
Money Market Fund	2,854,314	—	—	2,854,314
Total	$116,684,164	$—	$—	$116,684,164

Small Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$112,935,587	$—	$—	$112,935,587
Exchange Traded Fund	16,076,034	—	—	16,076,034
REITs	12,236,692	—	—	12,236,692
Money Market Fund	1,936,521	—	—	1,936,521
Total	$143,184,834	$—	$—	$143,184,834

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December 31, 2020 (Unaudited) (Continued)

Large/Mid Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$142,153,517	$—	$—	$142,153,517
Exchange Traded Funds	52,228,400	—	—	52,228,400
REITs	8,423,375	—	—	8,423,375
Money Market Fund	6,267,799	—	—	6,267,799
Total	$209,073,091	$—	$—	$209,073,091

Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$27,781,232	$—	$27,781,232
Government Mortage-Backed Securities	—	21,905,065	—	21,905,065
Government Notes & Bonds	—	65,696,808	—	65,696,808
Money Market Fund	2,374,603	—	—	2,374,603
Total	$2,374,603	$115,383,105	$—	$117,757,708

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$79,422,363	$—	$79,422,363
Convertible Bonds	—	2,781,023	—	2,781,023
Preferred Stock	546,875	—	—	546,875
Money Market Fund	4,527,152	—	—	4,527,152
Total	$5,074,027	$82,203,386	$—	$87,277,413

Israel Common Values Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$86,498,346	$—	$—	$86,498,346
REITs	1,297,904	—	—	1,297,904
Money Market Fund	1,416,623	—	—	1,416,623
Total	$89,212,873	$—	$—	$89,212,873

Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,350,288	$—	$—	$8,350,288
REITs	7,707,127	—	—	7,707,127
Treasury Inflation Protected Securities (TIPS)	—	11,275,012	—	11,275,012
Alternative Investments *	11,661,039	—	—	11,661,039
Money Market Fund	411,731	—	—	411,731
Total	$28,130,185	$11,275,012	$—	$39,405,197

* Reflects the fund’s investment in gold.

Strategic Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,621,266	$—	$—	$22,621,266
Mutual Funds	14,869,575	—	—	14,869,575
Money Market Fund	787,567	—	—	787,567
Total	$38,278,408	$—	$—	$38,278,408

SCHEDULE OF INVESTMENTS I The Timothy Plan
December 31, 2020 (Unaudited) (Continued)

Conservative Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,946,547	$—	$—	$20,946,547
Mutual Funds	26,970,440	—	—	26,970,440
Money Market Fund	1,532,673	—	—	1,532,673
Total	$49,449,660	$—	$—	$49,449,660

Growth & Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$3,350,643	$—	$3,350,643
Government Mortage-Backed Securities	—	1,681,766	—	1,681,766
Government Notes & Bonds	—	1,049,749	—	1,049,749
Exchange Traded Fund	11,607,680	—	—	11,607,680
Money Market Fund	36,809	—	—	36,809
Total	$11,644,489	$6,082,158	$—	$17,726,647

The Funds did not hold any Level 3 securities during the period presented.

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2020, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Aggressive Growth	$27,174,182	$13,522,698	$(73,405)	$13,449,293
International	68,144,719	32,012,457	(203,067)	31,809,390
Large/Mid Cap Growth	79,240,352	38,536,317	(1,092,505)	37,443,812
Small Cap Value	128,506,771	21,370,735	(6,692,672)	14,678,063
Large/Mid Cap Value	163,046,046	48,135,218	(2,108,173)	46,027,045
Fixed Income	112,203,337	5,672,774	(118,403)	5,554,371
High Yield Bond	83,560,597	4,744,746	(1,027,930)	3,716,816
Israel Common Values	53,665,263	37,918,945	(2,371,335)	35,547,610
Defensive Strategies	32,825,526	8,015,125	(1,435,454)	6,579,671
Strategic Growth	33,997,695	4,329,484	(48,771)	4,280,713
Conservative Growth	44,687,469	4,864,546	(102,355)	4,762,191
Growth & Income	16,788,721	952,950	(15,024)	937,926